Share-based Awards - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended		12 Months Ended	36 Months Ended
	May. 11, 2015	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2015
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Non-cash stock compensation expense not yet recognized		$ 76,500
Unrecognized stock-based compensation expense, weighted average period (years)		2 years 4 months 13 days
Tax benefit on exercise of options		$ 4,241	$ 1,923
Restricted Stock Units (RSUs)
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Fair value of stock units vested		$ 1,500		$ 7,000
Stock units vested		57,328
Stock units granted		70,087
Performance Share Unit (PSUs)
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Fair value of stock units vested				$ 300
Stock units vested		0
Stock units granted		233,634
PSUs Based on Service and EPS Targets
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Stock units granted					573,303
PSUs Based on Service and EPS Targets | Minimum
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Cumulative EPS vesting period		2013
PSUs Based on Service and EPS Targets | Maximum
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Stock units to be granted		561,668
Cumulative EPS vesting period		2018
Employee Stock Plan, 2008 Plan
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Ordinary shares which have been reserved for issuance		6,000,000
Employee Stock Plan, 2008 Plan | Individual Employee
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Ordinary shares which have been reserved for issuance		400,000
Employee Stock Plan, 2008 Plan | Minimum
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Percentage of option price for fair value of ordinary share		100.00%
Employee Stock Plan, 2003 Plan
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Ordinary shares which have been reserved for issuance		6,000,000
Maximum number of award as percentage of shares outstanding		10.00%
Employee Stock Plan, 2003 Plan | Individual Employee
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Ordinary shares which have been reserved for issuance		400,000
Employee Stock Option
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Shares vesting period		5 years
Shares expiration period		8 years
Weighted average contractual term of options outstanding		4 years 10 months 10 days
Weighted average fair value per option		$ 10.45
Exercisable - number of shares		795,005
Exercisable - weighted average remaining contractual life		3 years 6 months 18 days
Exercisable - weighted average exercise price		$ 27.80
Fully vested total intrinsic value		$ 37,600
Intrinsic value of option exercised		$ 2,200	$ 12,600
Employee Stock Option | Minimum
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Options granted fair value		$ 5.88
Employee Stock Option | Maximum
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Weighted average contractual term of options outstanding		8 years
Options granted fair value		$ 20.78
Restricted Stock Units 2008
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Ordinary shares which have been reserved for issuance		1,000,000
Restricted Stock Units 2013
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Ordinary shares which have been reserved for issuance	4,100,000
Number of additional shares authorized for issuance	2,500,000